April 27, 2012

via EDGAR

Rebecca Marquigny

Senior Counsel

Division of Investment Management

Office of Insurance Products

Securities and Exchange Commission

100 F Street, N.E.

Washington D.C. 20549-8629

RE:	Principal Variable Contracts Funds, Inc. Post-Effective Amendment on Form N-1A number 81 File Numbers 002-35570, 811-01944

Dear Ms. Marquigny,

Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (“the Amendment”). The Amendment takes into account comments of the Staff of the Commission which were communicated to me via letter dated April 3, 2012.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant